3. SIGNIFICANT ACCOUNTING POLICIES (Details - Option assumptions)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	147.10%	144.20%	152.60%
Risk-free rate	1.79%	2.77%	1.67%
Expected life in years	10 years	8 years 6 months	10 years